CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions	Total	Preferred Unitholders Capital [Member]	Limited Partners 1 [Member]	Limited Partners 1 [Member] Issued capital [member]	Limited Partners 1 [Member] Retained earnings [member]	Limited Partners 1 [Member] Ownership Changes [Member]	Limited Partners 1 [Member] Accumulated other comprehensive income [member]	General Partner 1 [Member]	General Partner 1 [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Redeemable Partnership Units [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Issued capital [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Retained earnings [member]	Non-controlling Interest - Redeemable Partnership Units [Member] Ownership Changes [Member]	Non-controlling Interest - Redeemable Partnership Units [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Class A Shares, equity [Member]	Non-controlling Interest - Class A Shares, equity [Member] Issued capital [member]	Non-controlling Interest - Class A Shares, equity [Member] Accumulated other comprehensive income [member]	Non-controlling Interest - Exchange LP Units, equity [Member]	Non-controlling Interest - Exchange LP Units, equity [Member] Issued capital [member]	Non-controlling Interest - Exchange LP Units, equity [Member] Accumulated other comprehensive income [member]	Non-controlling Interest—In Operating Subsidiaries [Member]
Balance as at Dec. 31, 2019	$ 22,177	$ 935	$ 5,048	$ 5,495	$ (1,430)	$ 510	$ 473	$ 24	$ 4	$ 2,039	$ 2,328	$ (613)	$ 101	$ 223	$ 0	$ 0	$ 0	$ 18	$ 159	$ 5	$ 14,113
Net income	182		(15)		(15)			91		(8)		(8)			(10)			0			124
Other comprehensive income	(1,756)		(574)				(574)	(3)	(3)	(240)				(240)	1		1	(2)		(2)	(938)
Comprehensive income	(1,574)		(589)		(15)		(574)	88		(248)		(8)		(240)	(9)			(2)			(814)
Repurchase Of Equity	5	0	5	5
Dividends recognised as distributions to owners	(541)		(301)		(301)			(93)		(123)		(123)			(22)			(2)
Increase (decrease) through disposal of subsidiary, equity																					(866)
Dividends, Preferred Stock, Cash1	(24)		17		17					6		(6)			1
Increase (decrease) through acquisition of subsidiary, equity	(866)
Capital Provided By Non-controlling Interest	45																				45
Decrease From Subsidiary Distributions To Non-controlling Interest	(647)																				647
Exchangeable Shares, Issuance, Value			(441)		(398)	(61)	18	(2)		(183)		(174)	(14)	5	626
Class A Shares of BIPC, Issuance, Value							18							5
Increase (decrease) through other changes, equity	168		118	20	74	98	(74)	0		41	0	31	41	(31)	(18)			(2)			29
Balance as at Jun. 30, 2020	18,743	935	3,823	5,520	(2,087)	547	(157)	17	1	1,520	2,328	(893)	128	(43)	576		(22)	12		3	11,860
Preferred Unit, Issue Of Equity	0
Balance as at Dec. 31, 2019	22,177	935	5,048	5,495	(1,430)	510	473	24	4	2,039	2,328	(613)	101	223	0	0	0	18	159	5	14,113
Issue of equity				9							0
Balance as at Dec. 31, 2020	21,673	1,130	4,233	5,526	(2,285)	540	452	19	3	1,687	2,328	(975)	125	209	638	(19)	62	12	156	5	13,954
Balance as at Mar. 31, 2020	19,058	935	4,008	5,498	(1,869)	547	(168)	19		1,606	2,328	(803)	128	(47)	625			14			11,851
Net income	34		(67)		(67)			45		(29)		(29)			(10)			0			95
Other comprehensive income	54		11				11	0		4				4	2			0			37
Comprehensive income	88		(56)		(67)		11	45		(25)		(29)		4	(8)			0			132
Issue of equity	3		3	3
Dividends recognised as distributions to owners	(271)		(143)		143			(47)		(58)		58			(22)			(1)
Dividends, Preferred Stock, Cash1	(12)		(8)		(8)					(3)		(3)			(1)
Increase (decrease) through acquisition of subsidiary, equity	45
Capital Provided By Non-controlling Interest																					45
Decrease From Subsidiary Distributions To Non-controlling Interest	(168)																				(168)
Increase (decrease) through other changes, equity	0		19	19	0	0	0	0		0	0	0	0	0	(18)			(1)			0
Balance as at Jun. 30, 2020	18,743	935	3,823	5,520	(2,087)	547	(157)	17	1	1,520	2,328	(893)	128	(43)	576		(22)	12		3	11,860
Preferred Unit, Issue Of Equity	0
Balance as at Dec. 31, 2020	21,673	1,130	4,233	5,526	(2,285)	540	452	19	3	1,687	2,328	(975)	125	209	638	(19)	62	12	156	5	13,954
Net income	1,719		281		281			101		116		116			43			1			1,177
Other comprehensive income	231		99				99	0	0	41				41	15		15	0		0	76
Comprehensive income	1,950		380		281		99	101		157		116		41	58			1			1,253
Issue of equity	6		6	6							0
Dividends recognised as distributions to owners	(574)		(302)		(302)			(100)		(124)		124			(46)			2
Increase (decrease) through disposal of subsidiary, equity	(1,408)																				(1,408)
Dividends, Preferred Stock, Cash1	(34)		21		21					(9)		(9)			(4)
Increase (decrease) through acquisition of subsidiary, equity	288																				288
Decrease From Subsidiary Distributions To Non-controlling Interest	(538)																				(538)
Class A Shares of BIPC, Issuance, Value																	(23)
Increase (decrease) through other changes, equity	90		(21)	0	170	(21)	(170)	0		(8)	0	69	(8)	(69)	(3)		(27)	0			122
Balance as at Jun. 30, 2021	21,451	1,324	4,275	5,532	(2,157)	519	381	20	3	1,703	2,328	(923)	117	181	643	(19)	50	11	156	5	13,475
Decrease From Acquisition Of Noncontrolling Interest, Equity	(196)																				(196)
Preferred Unit, Issue Of Equity	194	194
Balance as at Mar. 31, 2021	21,952	1,324	4,129	5,529	(2,357)	540	417	19		1,643	2,328	(1,004)	125	194	622			11			14,204
Net income	1,306		192		192			51		79		79			29			1			954
Other comprehensive income	315		134				134	0		56				56	20			0			105
Comprehensive income	1,621		326		192		134	51		135		79		56	49			1			1,059
Issue of equity	3		3	3
Dividends recognised as distributions to owners	(287)		(151)		151			(50)		(62)		62			(23)			(1)
Increase (decrease) through disposal of subsidiary, equity																					(1,408)
Dividends, Preferred Stock, Cash1	(18)		(11)		(11)					(5)		(5)			(2)
Increase (decrease) through acquisition of subsidiary, equity	(1,408)
Decrease From Subsidiary Distributions To Non-controlling Interest	(306)																				(306)
Increase (decrease) through other changes, equity	90		(21)	0	170	(21)	(170)			(8)		69	(8)	(69)	(3)			0			122
Balance as at Jun. 30, 2021	21,451	$ 1,324	$ 4,275	$ 5,532	$ (2,157)	$ 519	$ 381	$ 20	$ 3	$ 1,703	$ 2,328	$ (923)	$ 117	$ 181	$ 643	$ (19)	$ 50	$ 11	$ 156	$ 5	13,475
Decrease From Acquisition Of Noncontrolling Interest, Equity	(196)																				$ (196)
Preferred Unit, Issue Of Equity	$ 0